Concentrations of Credit Risk (Details) - Schedule of Concentration Risks - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Company A [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues		[1]		[1]	¥ 35,611
Net revenues, percentage		[1]		[1]	18.90%
Company B [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues		[1]	¥ 15,360		¥ 47,642
Net revenues, percentage		[1]	13.40%		25.20%
Company C [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues		[1]	¥ 14,631			[1]
Net revenues, percentage		[1]	12.80%			[1]
Company D [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 132,995
Net revenues, percentage	11.20%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 132,995		¥ 29,991		¥ 83,253
Net revenues, percentage	11.20%		26.20%		44.10%

[1]	represented less than 10% of total net revenues for the year.